Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Related Party Transactions [Text Block]
Note 8	Related Party Transactions

During the three and six months ended March 31, 2015, the Company was charged general and administrative expenses totaling $16,082 and $32,465, respectively (2014: $Nil and $Nil, respectively) in respect of directors fees and stock option based compensation charges paid or accrued to directors and officers of the Company, inclusive of amounts noted below.

As at March 31, 2015, included in accounts payable and accrued liabilities was $40,016 (September 30, 2014: $28,232) owing to directors and officers of the Company for director fees and reimbursable expenses, and a former director and officer of the Company for unpaid fees.

During the year ended September 30, 2013, pursuant to an employment agreement with the President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company, the Company:

i)	granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023.

ii)	issued 4,000,000 shares of restricted common stock that vest as follows:

•	25% upon the Company starting a Phase Ib/IIb human study
•	25% upon the Company in-licensing additional assets in clinical or pre-clinical stage (vested during the year ended September 30, 2014 at a value of $610,000)
•	25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding
•	25% upon the Company obtaining a listing on a major stock exchange

Note 8	Related Party Transactions

During the year ended September 30, 2014, the Company was charged general and administrative expenses totaling $1,041,140 in respect of directors fees, management bonuses and share and stock option based compensation charges paid or accrued to directors and officers of the Company, inclusive of amounts noted below (2013: $81,072 in respect of consulting fees paid to directors, officers, and a company controlled by a director and officer of the Company).

As at September 30, 2014, included in accounts payable and accrued liabilities was $28,232 (2013: $30,447) owing to directors and officers of the Company for director fees and reimbursable expenses, and a former director and officer of the Company for unpaid fees.

During the year ended September 30, 2013, pursuant to an employment agreement with the President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company, the Company:

i)

granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023. The Company recognized stock based compensation expense of $1,002,500 during the year ended September 30, 2013 in connection with these options.

ii)	issued 4,000,000 shares of restricted common stock that vest as follows:

•	25% upon the Company starting a Phase Ib/IIb human study
•	25% upon the Company in-licensing additional assets in clinical or pre- clinical stage (vested during the year ended September 30, 2014)
•	25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding
•	25% upon the Company obtaining a listing on a major stock exchange

Included in operating results for the year ended September 30, 2014 is an amount of $610,000 relating to the vesting of 1,000,000 shares of restricted common stock upon the achievement of certain performance conditions. The fair value of $0.61 per share was determined with reference to the quoted market price of the Company’s shares on the commitment date. This amount has been included in common stock to be issued at September 30, 2014.